Income taxes - Deferred income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes [Abstract]
Changes to Recognition of Tax Loss and Credit Carry Forwards	€ (2)	€ 23	€ (37)
Changes to Recognition of Temporary Differences	4	35	31
Adjustments for deferred tax of prior periods	15	6	(1)
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	(26)	(72)	5
Deferred tax expense (income) relating to origination and reversal of temporary differences	130	(69)	(56)
Deferred tax expense (income) recognised in profit or loss, total	€ 121	€ (77)	€ (58)